Significant Accounting Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting estimates [Abstract]
Three stages of credit risk deterioration since initial recognition

IFRS 9 requires entities to measure loss allowance equal to 12-month expected credit losses or lifetime expected credit losses after classifying financial assets into one of the three stages, which depends on the degree of increase in credit risk after their initial recognition.

	Stage 1	Stage 2	Stage 3
	Credit risk has not significantly increased since initial recognition(*)	Credit risk has significantly increased since initial recognition	Credit has been impaired
Allowance for expected credit losses	Expected 12-month credit losses: Expected credit losses due to possible defaults on financial instruments within a 12-month period from the year-end.	Expected lifetime credit losses: Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.

(*)	Credit risk may be considered not to have been significantly increased when credit risk is low at year-end.

Determining significant increase in credit risk, and the applied methodology

At the end of every reporting period, the Group evaluates whether credit risk reflecting forward-looking information has significantly been increased since the date of initial recognition. When evaluating whether credit risk has significantly been increased, the changes in the probability of default over the financial instrument’s remaining life is used instead of changes in the amount of expected credit losses. The Group performs the above evaluation with distinctions made to corporate and retail exposures, and indicators of significant increase in credit risk are as follows:

Corporate Exposures	Retail Exposures
Asset quality level ‘Precautionary’ or lower	Asset quality level ‘Precautionary’ or lower
More than 30 days past due	More than 30 days past due
‘Warning’ level in early warning system	Significant decrease in credit rating(*)
Debtor experiencing financial difficulties (Capital impairment, Adverse opinion or Disclaimer of opinion by external auditors)
Significant decrease in credit rating(*)

(*)

Determining whether there has been a significant decrease in the credit rating of corporate and retail exposures applies only to credit ratings that are measured through 12-month expected credit loss. The Woori Bank, which is an important subsidiary of the Group, has applied the above indicators of significant decrease in credit rating since initial recognition as follows, and the estimation method is regularly being monitored.

Indicators of credit rating with significant increase in credit risk after initial recognition

	Credit rating	Significant increased indicator of the credit rating
Corporate	AAA ~ A+	More than or equal to 4 steps
	A- ~ BBB	More than or equal to 3 steps
	BBB- ~ BB+	More than or equal to 2 steps
	BB ~ BB-	More than or equal to 1 step
Retail	1 ~ 3	More than or equal to 3 steps
	4 ~ 5	More than or equal to 2 steps
	6 ~ 10	More than or equal to 1 step

The Group sees no significant increase in credit risk after initial recognition for debt securities, etc. with a credit rating of A + or higher, which are deemed to have low credit risk at the end of the reporting period.